Dividends - Additional Information (Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions	3 Months Ended				12 Months Ended
	Sep. 30, 2023 KRW (₩) ₩ / shares	Jun. 30, 2023 KRW (₩) ₩ / shares	Mar. 31, 2023 KRW (₩) ₩ / shares	Dec. 31, 2022 KRW (₩) ₩ / shares	Dec. 31, 2023 KRW (₩) ₩ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩) ₩ / shares	Dec. 31, 2021 KRW (₩)
Disclosure Of Dividends [Abstract]
Dividends recognised as distributions to owners	₩ 194,998	₩ 195,966		₩ 584,452	₩ 564,970	$ 437,632	₩ 853,299	₩ 689,653
Dividends Recognised As Distributions To Owners Of Parent			₩ 195,966		586,931	$ 454,643	₩ 584,452	₩ 292,226
Dividends Recognised As Distributions To Owners Per Share	₩ 510	₩ 510	₩ 510	₩ 500			₩ 2,190
Dividends Proposed Or Declared Before Financial Statements Authorised For Issue But Not Recognised As Distribution To Owners | ₩					₩ 587,006		₩ 564,970
Dividends Proposed Or Declared Before Financial Statements Authorised For Issue But Not Recognised As Distribution To Owners Per Share					₩ 1,530		₩ 1,450